Goodwill and Intangible Assets - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Amortization Expense of Intangible Assets [Abstract]
2025	$ 575,259	$ 608,025
2026	368,079	575,259
2027	82,563	368,079
2028		82,564
2029
Total	$ 1,175,099	$ 1,633,927	$ 2,513,028